Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the years ended December 31,
	2020	2019	2018

Current	$109	$11,164	$113,088
Deferred	(80,641)	(224,511)	(69,898)
Total income tax (benefits) expenses	$(80,532)	$(213,347)	$43,190

Schedule of effective tax rate
	For the years ended December 31,
	2020	2019	2018

PRC statutory rates	25.0%	25.0%	25.0%
Preferential tax rates	(25.0)%	(16.9)%	(9.9)%
R&D credits	1.7%	(3.4)%	(4.0)%
Change in valuation allowance and others	(1.3)%	(2.8)%	1.6%
Effective tax rate	0.4%	1.9%	2.7%

Schedule of deferred tax assets
	As of December 31,
	2020	2019

Deferred tax assets:
Provision for doubtful accounts	$302,536	$255,119
Depreciation and amortization	112,595	53,992
Net operating loss carryforward	517,537	272,815
Valuation allowance	(517,537)	(272,815)
Total deferred tax assets	$415,131	$309,111

Schedule of taxes payable
	As of December 31,
	2020	2019

Income taxes payable	$565,506	$539,437
VAT and other tax payable	133,429	330,476
Totals	$698,935	$869,913